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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07324

Gardner Lewis Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

 Ultimus Fund Solutions, LLC    225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246

(Name and address of agent for service)

with a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
2041 West 141st Terrace, Suite 119
Leawood, KS  66224

Registrant's telephone number, including area code:  (610) 558-2800

Date of fiscal year end:         October 31, 2011

Date of reporting period:       July 31, 2011

Item 1.	Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Common Stocks - 98.0%	Shares	Value
Consumer Discretionary - 21.6%
Auto Components - 4.2%
Autoliv, Inc.	5,020	$332,123
Gentex Corp.	8,100	229,554
		561,677
Hotels, Restaurants & Leisure - 4.0%
Carnival Corp.	7,060	235,098
Vail Resorts, Inc.	6,500	297,375
		532,473
Internet & Catalog Retail - 4.4%
Amazon.com, Inc. *	1,295	288,164
Liberty Media Corp. - Interactive - Series A *	17,720	290,785
		578,949
Media - 9.0%
DIRECTV - Class A *	9,965	505,026
Discovery Communications, Inc. - Class C *	4,720	170,062
Liberty Media Corp. - Capital - Series A *	3,235	258,185
Liberty Media Corp. - Starz - Series A *	3,460	265,590
		1,198,863
Energy - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	4,155	343,037
Pioneer Natural Resources Co.	3,875	360,336
Triangle Petroleum Corp. *	28,460	212,312
		915,685
Financials - 10.7%
Capital Markets - 0.6%
57th Street General Acquisition Corp. *	6,605	86,856

Diversified Financial Services - 7.0%
Bank of America Corp.	29,950	290,814
Citigroup, Inc.	4,959	190,128
MarketAxess Holdings, Inc.	5,670	148,157
MasterCard, Inc. - Class A	987	299,308
		928,407
Real Estate Management & Development - 3.1%
CB Richard Ellis Group, Inc. - Class A *	18,950	413,110

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.0% (Continued)	Shares	Value
Health Care - 16.6%
Biotechnology - 6.2%
Amarin Corp. plc - ADR *	14,890	$201,611
BioSante Pharmaceuticals, Inc. *	94,080	277,536
SIGA Technologies, Inc. *	46,235	351,848
		830,995
Health Care Equipment & Supplies - 1.1%
Unilife Corp. *	33,780	151,334

Health Care Providers & Services - 5.4%
Humana, Inc.	9,540	711,493

Pharmaceuticals - 3.9%
Aegerion Pharmaceuticals, Inc. *	14,475	227,402
Teva Pharmaceutical Industries Ltd. - ADR	6,140	286,370
		513,772
Industrials - 9.8%
Aerospace & Defense - 1.2%
Spirit AeroSystems Holdings, Inc. - Class A *	7,975	163,408

Airlines - 1.1%
JetBlue Airways Corp. *	30,650	146,813

Electrical Equipment - 2.0%
Polypore International, Inc. *	3,820	259,760

Machinery - 2.4%
Gardner Denver, Inc.	1,540	131,347
Stanley Black & Decker, Inc.	2,855	187,773
		319,120
Professional Services - 3.1%
Acacia Research Corp. *	9,615	412,676

Information Technology - 21.8%
Communications Equipment - 2.6%
Juniper Networks, Inc. *	6,075	142,094
Plantronics, Inc.	6,055	207,384
		349,478
Computers & Peripherals - 8.3%
Apple, Inc. *	1,759	686,854
NCR Corp. *	10,780	215,061

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.0% (Continued)	Shares	Value
Information Technology - 21.8% (Continued)
Computers & Peripherals - 8.3% (Continued)
NetApp, Inc. *	4,210	$200,059
		1,101,974
Electronic Equipment, Instruments & Components - 1.0%
Power-One, Inc. *	18,065	130,249

Internet Software & Services - 4.3%
Bankrate, Inc. *	9,325	170,554
KIT digital, Inc. *	21,270	247,795
MercadoLibre, Inc.	1,935	153,678
		572,027
Semiconductors & Semiconductor Equipment - 3.2%
Veeco Instruments, Inc. *	5,645	224,615
Volterra Semiconductor Corp. *	7,930	204,356
		428,971
Software - 2.4%
Red Hat, Inc. *	3,905	164,323
TIBCO Software, Inc. *	5,929	154,391
		318,714
Materials - 4.8%
Chemicals - 2.4%
Albemarle Corp.	4,825	321,248

Containers & Packaging - 2.4%
Crown Holdings, Inc. *	8,165	313,618

Telecommunication Services - 5.8%
Diversified Telecommunication Services - 3.5%
Equinix, Inc. *	4,479	467,921

Wireless Telecommunication Services - 2.3%
NII Holdings, Inc. *	7,200	304,920

Total Common Stocks (Cost $10,050,921)		$13,034,511

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 1.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	79,819	$79,819
Fidelity Institutional Money Market Portfolio - Class I, 0.12% (a)	79,818	79,818
Total Money Market Funds (Cost $159,637)		$159,637

Total Investments at Value - 99.2% (Cost $10,210,558)		$13,194,148

Other Assets in Excess of Liabilities - 0.8%		102,948

Total Net Assets - 100.0%		$13,297,096

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2011.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
July 31, 2011 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sales price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,034,511	$-	$-	$13,034,511
Money Market Funds	159,637	-	-	159,637
Total	$13,194,148	$-	$-	$13,194,148

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended July 31, 2011, the Fund did not have any significant transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund during the quarter ended or as of July 31, 2011.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2011:

Tax cost of portfolio investments	$10,460,670

Gross unrealized appreciation	$3,714,572
Gross unrealized depreciation	(981,094)
Net unrealized appreciation	$2,733,478

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Chesapeake Core Growth Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Common Stocks - 99.5%	Shares	Value
Consumer Discretionary - 20.8%
Automobiles - 1.5%
Ford Motor Co. *	127,310	$1,554,455

Hotels, Restaurants & Leisure - 3.3%
Carnival Corp.	54,570	1,817,181
Starwood Hotels & Resorts Worldwide, Inc.	27,910	1,533,934
		3,351,115
Internet & Catalog Retail - 5.5%
Amazon.com, Inc. *	14,256	3,172,245
Liberty Media Corp. - Interactive - Series A *	59,440	975,411
priceline.com, Inc. *	2,759	1,483,376
		5,631,032
Media - 5.9%
DIRECTV - Class A *	76,843	3,894,403
Liberty Media Corp. - Starz - Series A *	27,408	2,103,838
		5,998,241
Multiline Retail - 4.6%
Dollar Tree, Inc. *	38,902	2,576,479
Macy's, Inc.	75,255	2,172,612
		4,749,091
Consumer Staples - 3.0%
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	22,430	1,755,148

Food Products - 1.3%
Kellogg Co.	24,090	1,343,740

Energy - 12.0%
Energy Equipment & Services - 6.4%
Halliburton Co.	50,435	2,760,308
McDermott International, Inc. *	51,800	1,044,806
National Oilwell Varco, Inc.	34,200	2,755,494
		6,560,608
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	29,367	2,424,539
EOG Resources, Inc.	32,398	3,304,596
		5,729,135

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 99.5% (Continued)	Shares	Value
Financials - 10.3%
Diversified Financial Services - 9.2%
Bank of America Corp.	255,435	$2,480,274
Citigroup, Inc.	66,789	2,560,690
JPMorgan Chase & Co.	38,270	1,548,022
MasterCard, Inc. - Class A	9,209	2,792,629
		9,381,615
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc. - Class A *	53,450	1,165,210

Health Care - 8.6%
Biotechnology - 2.9%
Celgene Corp. *	34,890	2,068,977
SIGA Technologies, Inc. *	127,786	972,452
		3,041,429
Health Care Providers & Services - 5.5%
HCA Holdings, Inc. *	69,285	1,848,524
Humana, Inc.	50,600	3,773,748
		5,622,272
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd. - ADR	4,060	189,358

Industrials - 10.2%
Aerospace & Defense - 1.8%
Boeing Co. (The)	27,020	1,904,099

Air Freight & Logistics - 2.4%
FedEx Corp.	27,880	2,422,215

Airlines - 1.5%
Delta Air Lines, Inc. *	197,565	1,558,788

Machinery - 4.5%
Danaher Corp.	58,040	2,850,344
PACCAR, Inc.	40,690	1,741,939
		4,592,283
Information Technology - 24.3%
Communications Equipment - 1.1%
Juniper Networks, Inc. *	47,567	1,112,592

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 99.5% (Continued)	Shares	Value
Information Technology - 24.3% (Continued)
Computers & Peripherals - 9.5%
Apple, Inc. *	13,546	$5,289,442
EMC Corp. *	111,635	2,911,441
NetApp, Inc. *	33,225	1,578,852
		9,779,735
Internet Software & Services - 3.3%
Google, Inc. - Class A *	5,576	3,366,176

Semiconductors & Semiconductor Equipment - 4.2%
Broadcom Corp. - Class A	50,025	1,854,427
Intel Corp.	109,365	2,442,120
		4,296,547
Software - 6.2%
Oracle Corp.	81,060	2,478,815
Red Hat, Inc. *	43,250	1,819,960
salesforce.com, inc. *	14,140	2,046,199
		6,344,974
Materials - 7.2%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	23,200	2,058,536
Potash Corp. of Saskatchewan, Inc.	26,570	1,536,011
		3,594,547
Metals & Mining - 3.7%
Allegheny Technologies, Inc.	35,128	2,044,098
Freeport-McMoRan Copper & Gold, Inc.	33,735	1,786,606
		3,830,704
Telecommunication Services - 3.1%
Diversified Telecommunication Services - 3.1%
Equinix, Inc. *	30,763	3,213,810

Total Common Stocks (Cost $93,112,316)		$102,088,919

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 1.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	513,329	$513,329
Fidelity Institutional Money Market Portfolio - Class I, 0.13% (a)	513,330	513,330
Total Money Market Funds (Cost $1,026,659)		$1,026,659

Total Investments at Value - 100.5% (Cost $94,138,975)		$103,115,578

Liabilities in Excess of Other Assets - (0.5%)		(468,145)

Total Net Assets - 100.0%		$102,647,433

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2011.

See accompanying notes to Schedule of Investments.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments
July 31, 2011 (Unaudited)

1.	Securities Valuation

The Chesapeake Core Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$102,088,919	$-	$-	$102,088,919
Money Market Funds	1,026,659	-	-	1,026,659
Total	$103,115,578	$-	$-	$103,115,578

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended July 31, 2011, the Fund did not have any significant transfers in and out of any Levels.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund during the quarter ended or as of July 31, 2011.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2011:

Tax cost of portfolio investments	$96,319,457

Gross unrealized appreciation	$14,641,290
Gross unrealized depreciation	(7,845,169)
Net unrealized appreciation	$6,796,121

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	September 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	September 1, 2011

By (Signature and Title)		/s/ Mark J. Seger
Mark J. Seger, Treasurer (Principal Financial Officer)

Date	September 1, 2011